Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative instruments, net	$ 3,192	$ (14,937)
Write-off of unamortized debt issuance costs	267	122
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative instruments, net	3,192	(14,937)
Write-off of unamortized debt issuance costs	$ 267	$ 122